Interests of subsidiaries	12 Months Ended
Mar. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Interests of subsidiaries
5	Interests in subsidiaries

Particulars of principal subsidiaries as of March 31, 2020 and 2021 are as follows:

Name of company	Place of incorporation and kind of legal entity	Particulars of issued capital/ registered capital	Percentage of capital held by the Company		Principal activities
			2020	2021
Bonso Electronics Limited * (“BEL”)	Hong Kong, limited liability company	HK$5,000,000 (US$641,026)	100%	100%	Investment holding, providing management and administrative support to the Group companies
Bonso Investment Limited (“BIL”)	Hong Kong, limited liability company	HK$3,000,000 (US$384,615)	100%	100%	Investment holding and property investment
Bonso Electronics (Shenzhen) Company, Limited (“BESCL”)	PRC, limited liability company	US$12,621,222	100%	100%	Investment holding and property rental
Bonso Advanced Technology Limited * (“BATL”)	Hong Kong, limited liability company	HK$1,000,000 (US$128,205)	100%	100%	Investment holding and trading of scales and pet electronics products
Bonso Advanced Technology (Xinxing) Company, Limited (“BATXXCL”)	PRC, limited liability company	US$10,000,000	100%	100%	Production of scales and pet electronics products and property rental
Bonso Technology (Shenzhen) Company, Limited (“BTL”)	PRC, limited liability company	HK$200,000	100%	100%	Product development
Modus Pets Inc. (“MPI”)	Neveda, USA	US$75,000	—	100%	Trading of scales and pet electronics products

* Shares directly held by the Company